Provisions and Contingencies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions and Contingencies
21.	Provisions and Contingencies

a. Provisions for tax, civil, and labor risks

The Company and its subsidiaries are parties in tax, civil, environmental, regulatory, and labor disputes at the administrative and judiciary levels, which, when applicable, are backed by escrow deposits. Provisions for losses are estimated and updated by management based on the opinion of the Company’s legal department and its external legal advisors.

The table below demonstrates the breakdown of provisions by nature and its movement:

Provisions	Balance on 12/31/2017	Additions	Write-offs	Payments	Interest	Balance on 12/31/2018
IRPJ and CSLL (a.1.1)	515,829	—	—	—	16,512	532,341
PIS and COFINS (a.1.2)	34,927	—	(9,536)	—	880	26,271
ICMS	111,784	1,470	(8,435)	(4,468)	472	100,823
Civil, environmental and regulatory claims (a.2.1)	89,296	8,867	(3,490)	(3,780)	39	90,932
Labor litigation (a.3.1)	82,425	32,430	(109)	(15,497)	1,924	101,173
Others	91,535	826	(1,806)	—	976	91,531

Total	925,796	43,593	(23,376)	(23,745)	20,803	943,071

Current	64,550					77,822
Non-current	861,246					865,249

Some of the provisions above involve, in whole or in part, escrow deposits.

Balances of escrow deposits are as follows:

	12/31/2018	12/31/2017
Tax matters	727,493	659,062
Labor litigation	69,978	71,074
Civil and other	84,036	92,524

Total – non-current assets	881,507	822,660

a.1 Provisions for Tax Matters and Social Security

a.1.1 On October 7, 2005, the subsidiaries Cia. Ultragaz and Bahiana filed for and obtained a preliminary injunction to recognize and offset PIS and COFINS credits on LPG purchases, against other taxes levied by the RFB, notably IRPJ and CSLL. The decision was confirmed by a trial court on May 16, 2008. Under the preliminary injunction, the subsidiaries made escrow deposits for these debits which amounted to R$ 500,260 in 2018 (R$ 483,485 in 2017). On July 18, 2014, a second instance unfavorable decision was published and the subsidiaries suspended the escrow deposits, and started to pay income taxes from that date. To revert the court decision, the subsidiaries presented a writ of prevention which was dismissed on December 30, 2014, and the subsidiaries appealed this decision on February 3, 2015. Appeals were also presented to the respective higher courts Superior Court of Justice (“STJ”) and Federal Supreme Court (“STF”) whose final trial are pending.

a.1.2 The subsidiaries Oxiteno S.A., Oxiteno Nordeste, Cia. Ultragaz, Tequimar, Tropical Transportes Ipiranga Ltda., EMCA, IPP and Extrafarma filed for a preliminary injunction seeking the deduction of ICMS from their PIS and COFINS tax bases. On March 15, 2017, in a decision with general repercussion, the STF decided that the ICMS does not make up the calculation of PIS and COFINS tax bases. Therefore, supported by its legal advisors, on March 31, 2017, Oxiteno Nordeste and IPP reversed the provision in the amount of R$ 109,463 (see Notes 29 and 30).

The Company emphasizes that it is possible for the STF to restrict the effects of the judgment or to decide that the effectiveness will be reached after its final decision or other time that may be fixed. Despite the favorable context, until there is effective final decision, the causes may be reassessed, which could result in the recognition of new provisions in the future, except for Oxiteno S.A., that obtained a favorable final decision in 2018 and recognized the amount of R$ 291,278 in the statements of profit or loss on December 31, 2018 (see Notes 29 and 30).

a.2 Provisions for Civil, Environmental and Regulatory Claims

a.2.1 The Company and its subsidiaries maintained provisions for lawsuits and administrative proceedings, mainly derived from contracts entered into with customers and former services providers, as well as proceedings related to environmental and regulatory issues in the amount of R$ 90,932 in 2018 (R$ 89,296 in 2017).

a.3 Provisions for Labor Matters

a.3.1 The Company and its subsidiaries maintained provisions of R$ 101,173 in 2018 (R$ 82,425 in 2017) for labor litigation filed by former employees and by employees of our service providers, mainly, contesting the non-payment of labor rights.

b. Contingent Liabilities (Possible)

The Company and its subsidiaries are parties in tax, civil, environmental, regulatory, and labor claims whose loss prognosis is assessed as possible (proceedings whose chance of loss is more than 25% and less or equal than 50%). by the Company and its subsidiaries’ legal departments, based on the opinion of its external legal advisors and, based on this assessment, these claims were not recognized in the financial statements. The estimated amount of this contingency is R$ 2,839,219 in 2018 (R$ 2,576,583 in 2017).

b.1 Contingent Liabilities for Tax Matters and Social Security

The Company and its subsidiaries have contingent liabilities for tax matters and social security in the amount of R$ 1,941,749 in 2018 (R$ 1,709,435 in 2017), mainly represented by:

b.1.1 The subsidiary IPP and its subsidiaries have assessments invalidating the offset of excise tax (“IPI”) credits in connection with the purchase of raw materials used in the manufacturing of products which sales are not subject to IPI under the protection of tax immunity. The amount of this contingency is R$ 168,391 in 2018 (R$ 166,003 in 2017).

b.1.2 The subsidiary IPP and its subsidiaries have legal proceedings related to ICMS. The total amount involved in these proceedings, was R$ 836,393 in 2018 (R$ 618,774 in 2017). Such proceedings arise mostly of the disregard of ICMS credits amounting to R$ 318,550 in 2018 (R$ 307,255 in 2017), of which R$ 126,639 (R$ 121,891 in 2017) refer to proportional reversal requirement of ICMS credits related to the acquisition of hydrated alcohol; of alleged non-payment in the amount of R$ 125,703 in 2018 (R$ 113,999 in 2017); of conditioned fruition of fiscal incentive in the amount of R$ 121,745 in 2018 (zero in 2017); and inventory differences in the amount of R$ 185,512 in 2018 (R$ 149,171 in 2017) related to the leftovers or faults due to temperature changes or product handling.

b.1.3 The Company and its subsidiaries are parties to administrative and judicial suits involving Income Tax, Social Security Contribution, PIS and COFINS, substantially about denials of offset claims and credits disallowance which total amount is R$ 674,126 in 2018 (R$ 645,868 in 2017), mainly represented by:

b.1.3.1 The subsidiary IPP received a tax assessment related to the IRPJ and CSLL resulting from the supposedly undue amortization of the goodwill paid on acquisition of a subsidiary, in the amount of R$ 193,771 in 2018 (R$ 187,027 in 2017), which includes the amount of the income taxes, interest and penalty. Management assessed the likelihood of the tax assessment, supported by the opinion of its legal advisors, as “possible”, and therefore did not recognize a provision for this contingent liability.

b.2 Contingent Liabilities for Civil, Environmental and Regulatory Claims

The Company and its subsidiaries have contingent liabilities for civil, environmental and regulatory claims in the amount of R$ 624,457, totaling 3,520 lawsuits in 2018 (R$ 593,437, totaling 2,783 lawsuits in 2017), mainly represented by:

b.2.1 The subsidiary Cia. Ultragaz is party to an administrative proceeding before CADE based on alleged anti-competitive practices in the State of Minas Gerais in 2001. The CADE entered a decision against Cia. Ultragaz and imposed a penalty of R$ 32,983 in 2018 (R$ 32,315 in 2017). The imposition of such administrative decision was suspended by a court order and its merit is being judicially reviewed.

b.2.2 In 2016, the subsidiary Cia. Ultragaz became party to two administrative proceedings filed by CADE, related to allegations of anti-competitive practices: i) one of the proceedings relate to practices in the State of Paraíba and other Northeast States, in which the subsidiary Bahiana is part along with Cia. Ultragaz. On this proceeding, Cia. Ultragaz and Bahiana signed a Cessation Commitment Agreement (“TCC”) with CADE, approved on November 22, 2017, in the amount of R$ 95,987, to be paid in 8 (eight) equal installments updated semiannually by SELIC, with maturity of the first one in 180 (one hundred and eighty) days from the date of publication of the approval. Three employees and one former employee signed TCC in the total amount of R$ 1,100. With the TCC, the administrative proceeding will be suspended in relation to the Cia. Ultragaz and Bahiana until final decision; ii) the second proceeding relate to practices in the Federal District and around, in which only Cia. Ultragaz is part. On this proceeding, Cia. Ultragaz signed a TCC with CADE, approved on September 6, 2017, in the amount of R$ 2,154, paid in a single installment in March 8, 2018. Two former employees signed TCC in the amount of R$ 50 each. With the TCC, the administrative proceeding will be suspended in relation to the Cia. Ultragaz until final decision.

b.2.3 The subsidiary IPP became party to two administrative proceedings filed by CADE, related to allegations of anti-competitive practices in the city of Joinville, State of Santa Catarina and around the city of Belo Horizonte, State of Minas Gerais. As of December 31, 2018, as a result of these administrative proceedings, no fine had been imposed to the subsidiary. Supported by the opinion of external legal counsel that classified the probability of loss as “remote”, Management did not recognize a provision for this contingency in 2018.

b.2.4 On November 29, 2016, a technical opinion was issued by the Operational Support Center for Execution (Centro de Apoio Operacional à Execução—CAEX), a technical body linked to the São Paulo State Public Prosecutor (“MPE”), presenting a proposal of compensation for the alleged environmental damages caused by the fire on April 2nd, 2015 at the Santos Terminal of the subsidiary Tequimar. This technical opinion is non-binding, with no condemnatory or sanctioning nature, and will still be evaluated by the authorities and parties. The subsidiary disagrees with the methodology and the assumptions adopted in the proposal and is negotiating an agreement with the MPE and the Brazilian Federal Public Prosecutor (“MPF”), and currently there is no civil lawsuit filed on the matter. The negotiations relate to in natura repair of the any damages. In case the negotiations with the MPE and MPF are concluded in an unfavorable manner for the parties involved, the payments related to the project costs may affect the future Company’s financial statements, in addition to the amounts already recognized. In the criminal sphere, the MPF denounced the subsidiary Tequimar, which was summoned and replied to the complaint on June 19, 2018. In addition, as of December 31, 2018, there are contingent liabilities not recognized related to lawsuits and extrajudicial lawsuits in the amount of R$ 62,930 and R$ 3,426 (R$ 88,075 and R$ 25,852 as of December 31, 2017), respectively. For more information, see Note 22.

b.3 Contingent Liabilities for Labor Matters

The Company and its subsidiaries have contingent liabilities for labor matters in the amount of R$ 273,013, totaling 1,726 lawsuits as of December 31, 2018 (R$ 273,711, totaling 1,899 lawsuits as of December 31, 2017), mainly represented by:

b.3.1 In 1990, the Petrochemical Industry Labor Union (Sindiquímica), of which the employees of Oxiteno Nordeste and EMCA, companies located in the Camaçari Petrochemical Complex, are members, filed separate lawsuits against the subsidiaries demanding the compliance with the fourth section of the collective labor agreement, which provided for a salary adjustment in lieu of the salary policies practiced. In the same year, a collective labor dispute was also filed by the Union of Employers (SINPEQ) against Sindiquímica, requiring the recognition of the loss of effectiveness of such fourth section. The decisions rendered on the individual claims which were favorable to the subsidiaries Oxiteno Nordeste and EMCA are final and unappealable. The collective labor dispute remains pending trial by STF. In 2010, some companies in the Camaçari Petrochemical Complex signed an agreement with Sindiquímica and reported the fact in the collective labor dispute. In October 2015, Sindiquímica filed enforcement lawsuits against all Camaçari Petrochemical Complex companies that have not yet made settlements, including Oxiteno Nordeste and EMCA. The decisions of 1st instance were favorable to the companies, which are waiting for judgment of the Regional Labor Court of the 5th Region. In addition to collective actions, individual claims containing the same object have been filed.

c. Lubricants operation between IPP and Chevron

In the process of transaction of the lubricants operation in Brazil between Chevron and subsidiary IPP (see Note 3.c), it was agreed that each shareholder is responsible for any claims arising out of acts, facts or omissions prior to the transaction. The liability provisions of the Chevron shareholder in the amount of R$ 3,609 (R$ 3,452 in 2017) are reflected in the consolidation of these financial statements. Additionally, in connection with the business combination, a provision in the amount of R$ 198,900 was recognized on December 1, 2017 due contingent liabilities (R$ 191,110 as of December 31, 2018. The amounts of provisions of Chevron’s liability recognized in the business combination will be reimbursed to subsidiary Iconic in the event of losses and an indemnity asset was hereby constituted in the same amount, without the need to establish a provision for uncollectible amounts.